Additional cash flows information (Details) - CAD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Additional cash flows information.
Additions to right-of-use assets	$ 62,296	$ 38,283
Lease termination	46,291
Initial recognition of derivative liabilities	3,188,389
Conversion of Series A & B Convertible Preferred Shares	$ 435,763